Fair value of Above Market Acquired Time Charters (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Of Above-Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters
Year	Amount
December 31, 2016	$254
Total	$254